Post-retirement benefit obligations - Reconciliation (Details) - Healthcare - Benefit obligation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	R 4,508	R 4,161
Movements recognised in the income statement:	379	523
current service cost	29	34
past service cost	(153)
interest cost	503	489
Actuarial losses/(gains) recognised in other comprehensive income:	378	137
arising from changes in financial assumptions	445	222
arising from change in actuarial experience	(67)	(85)
Benefits paid	(324)	(307)
Translation of foreign operations	(14)	(6)
Ending balance	4,927	4,508
South Africa
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	4,268	3,915
Movements recognised in the income statement:	518	499
current service cost	23	22
interest cost	495	477
Actuarial losses/(gains) recognised in other comprehensive income:	379	146
arising from changes in financial assumptions	448	222
arising from change in actuarial experience	(69)	(76)
Benefits paid	(314)	(292)
Ending balance	4,851	4,268
United States of America
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	240	246
Movements recognised in the income statement:	(139)	24
current service cost	6	12
past service cost	(153)
interest cost	8	12
Actuarial losses/(gains) recognised in other comprehensive income:	(1)	(9)
arising from changes in financial assumptions	(3)
arising from change in actuarial experience	2	(9)
Benefits paid	(10)	(15)
Translation of foreign operations	(14)	(6)
Ending balance	R 76	R 240